Discontinued Operations - Components of (Loss) Income from Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Gain on sale, related income taxes					$ 2.4	$ 1.1
Gain on sale, related income taxes	$ 0.3	$ 0.2	$ 1.6	$ 1.5	$ 1.5